Subsidy Income(Details Textual) (the local government [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
the local government [Member]
Subsidy Income (Textual)
Subsidy Received From Local Government	$ 749,501	$ 176,594	$ 1,234,730
Subsidies of bank interest expenses	638,875	58,154	292,635
Subsidies for operating in poverty and minority area	$ 110,626	$ 118,440	$ 942,095